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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
-----------------------------------------------------
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
-----------------------------------------------------
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
-----------------------------------------------------
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/05 - 06/30/06







Due to an administrative error, proxies issued by certain companies whose securities were held by the registrant, for much of the July 1, 2005, to June 30, 2006, reporting period, were voted pursuant to the proxy voting policies of Wells Fargo Bank, N.A. This occurred because securities of U.S. companies (but not direct investments in securities of non-U.S. companies) held by the registrant and the other two registrants that make up the Wells Fargo Advantage Funds family of mutual funds (the "WFAFs") were miscoded for proxy voting purposes by Wells Fargo Bank, N.A., in its capacity as the custodian of the registrant's securities. This coding error resulted in such proxies being voted in accordance with voting instructions issued by Wells Fargo Bank, N.A. for other accounts on which it issues proxy voting instructions, rather than in accordance with voting instructions issued by Wells Fargo Funds Management, LLC ("Funds Management"), the registrant's investment adviser, pursuant to proxy voting policies adopted by the registrant's Board of Trustees. The registrant's Proxy Voting Committee recently became aware of this process error. The Committee determined that, because the proxy voting policies of Wells Fargo Bank, N.A. and the three WFAFs registrants are very similar, almost all proxies voted during this period on behalf of the WFAFs were voted in the same manner that they would have been voted under the registrant's proxy voting policies. Only an extremely small number of instances were identified (constituting less than 1/10th of 1% of all matters voted on behalf of the WFAFs during the reporting period) in which the votes actually cast on behalf of the WFAFs (in accordance with the Wells Fargo Bank, N.A. proxy voting policy) were different than the votes that would have been cast under the registrant's proxy voting policy. The custodian has rectified the voting process problem and proxies relating to securities held by the registrant are now being voted according to the registrant's proxy voting policies. In addition, Funds Management is assessing the internal controls in place to mitigate the risk of errors occurring in the registrant's proxy voting process and will implement any enhancements necessary to strengthen internal controls.








Item 1. Proxy Voting Record



========= WELLS FARGO ADVANTAGE CALIFORNIA LIMITED TERM TAX-FREE FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND ==============


BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INC, THE

Ticker:       BFC            Security ID:  09247G108
Meeting Date: MAY 23, 2006   Meeting Type: Annual
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Richard E. Cavanagh         For       For        Management
1.2   Elect Trustee R. Glenn Hubbard            For       For        Management


--------------------------------------------------------------------------------

MUNIYIELD CALIFORNIA FUND, INC.

Ticker:                      Security ID:  626296107
Meeting Date: APR 27, 2006   Meeting Type: Annual
Record Date:  FEB 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director James H. Bodurtha         For       For        Management
1.2   Elect  Director Robert C. Doll, Jr.       For       For        Management
1.3   Elect  Director Kenneth A. Froot          For       For        Management
1.4   Elect  Director Joe Grills                For       For        Management
1.5   Elect  Director Roberta Cooper Ramo       For       For        Management


--------------------------------------------------------------------------------

MUNIYIELD CALIFORNIA INSURED FUND, INC

Ticker:                      Security ID:  62629L104
Meeting Date: APR 27, 2006   Meeting Type: Annual
Record Date:  FEB 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director James H. Bodurtha         For       For        Management
1.2   Elect  Director Robert C. Doll, Jr.       For       For        Management
1.3   Elect  Director Kenneth A. Froot          For       For        Management
1.4   Elect  Director Joe Grills                For       For        Management
1.5   Elect  Director Roberta Cooper Ramo       For       For        Management


--------------------------------------------------------------------------------

PUTNAM CALIFORNIA INVESTMENT GRADE MUNICIPAL TRUST

Ticker:                      Security ID:  746446103
Meeting Date: DEC 27, 2005   Meeting Type: Annual
Record Date:  AUG 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jameson A. Baxter          For       For        Management
1.2   Elect Director Charles B. Curtis          For       For        Management
1.3   Elect Director Myra R. Drucker            For       For        Management
1.4   Elect Director Charles E. Haldeman, Jr.   For       For        Management
1.5   Elect Director Paul L. Joskow             For       For        Management
1.6   Elect Director Elizabeth T. Kennan        For       For        Management
1.7   Elect Director John H. Mullin, III        For       For        Management
1.8   Elect Director George Putnam, III         For       For        Management
1.9   Elect Director W. Thomas Stephens         For       For        Management
1.10  Elect Director Richard B. Worley          For       For        Management
2     Merge Closed-End Fund into Open-End Fund  Against   Against    Shareholder


--------------------------------------------------------------------------------

VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST

Ticker:                      Security ID:  920920105
Meeting Date: JUL 22, 2005   Meeting Type: Special
Record Date:  APR 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  92112B107
Meeting Date: JUL 22, 2005   Meeting Type: Special
Record Date:  APR 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  92112B107
Meeting Date: JUN 23, 2006   Meeting Type: Annual
Record Date:  MAY 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David C. Arch             For       For        Management
1.2   Elect  Director Jerry D. Choate           For       For        Management
1.3   Elect  Director Howard J Kerr             For       For        Management
1.4   Elect  Director Suzanne H. Woolsey        For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  92112B107
Meeting Date: OCT 28, 2005   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee R. Craig Kennedy            For       For        Management
1.2   Elect Trustee Jack E. Nelson              For       For        Management




================= WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND =================


BLACKROCK STRATEGIC MUNICIPAL TRUST, THE

Ticker:                      Security ID:  09248T109
Meeting Date: MAY 23, 2006   Meeting Type: Annual
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Andrew F. Brimmer           For       For        Management
1.2   Elect Trustee Richard E. Cavanagh         For       For        Management
1.3   Elect Trustee Kent Dixon                  For       For        Management
1.4   Elect Trustee Robert S. Kapito            For       For        Management
2     Amend the Trust's Declaration of Trust    For       For        Management


--------------------------------------------------------------------------------

DREYFUS MUNICIPAL INCOME, INC.

Ticker:                      Security ID:  26201R102
Meeting Date: MAY 11, 2006   Meeting Type: Annual
Record Date:  MAR 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director C.L. Alexander, Jr.        For       For        Management
1.2   Elect Director David W. Burke             For       For        Management
1.3   Elect Director Lucy Wilson Benson         For       For        Management


--------------------------------------------------------------------------------

MUNICIPAL ADVANTAGE FUND INC.

Ticker:       MAF            Security ID:  626189104
Meeting Date: FEB 27, 2006   Meeting Type: Annual
Record Date:  DEC 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Hans E. Kertess           For       For        Management
1.2   Elect  Director John J Dalessandro II     For       For        Management
1.3   Elect  Director R. Peter Sullivan III     For       For        Management


--------------------------------------------------------------------------------

SALOMON BROTHERS MUNICIPAL PARTNERS FUND, INC.

Ticker:                      Security ID:  794916106
Meeting Date: APR 28, 2006   Meeting Type: Annual
Record Date:  MAR 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Carol L. Colman           For       For        Management
1.2   Elect  Director Leslie H. Gelb            For       For        Management


--------------------------------------------------------------------------------

SALOMON BROTHERS MUNICIPAL PARTNERS FUND, INC.

Ticker:                      Security ID:  794916106
Meeting Date: NOV 29, 2005   Meeting Type: Proxy Contest
Record Date:  AUG 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management
1     Approve Investment Advisory Agreement     Against   Did Not    Shareholder
                                                          Vote


--------------------------------------------------------------------------------

SELIGMAN SELECT MUNICIPAL FUND

Ticker:                      Security ID:  816344105
Meeting Date: MAY 15, 2006   Meeting Type: Annual
Record Date:  MAR 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John R. Galvin            For       For        Management
1.2   Elect  Director William C. Morris         For       For        Management
1.3   Elect  Director Robert L. Shafer          For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  921124103
Meeting Date: JAN 11, 2006   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee David C. Arch               For       For        Management
1.2   Elect Trustee Jerry D. Choate             For       For        Management
1.3   Elect Trustee Howard J Kerr               For       For        Management
1.4   Elect Trustee Suzanne H. Woolsey          For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  921124103
Meeting Date: SEP 23, 2005   Meeting Type: Special
Record Date:  JUL 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:                      Security ID:  92112K107
Meeting Date: JAN 11, 2006   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director R. Craig Kennedy           For       For        Management
1.2   Elect Director Jack Nelson                For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:                      Security ID:  92112K107
Meeting Date: SEP 23, 2005   Meeting Type: Special
Record Date:  JUL 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:                      Security ID:  920929106
Meeting Date: OCT 28, 2005   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee David C. Arch               For       For        Management
1.2   Elect Trustee Jerry D. Choate             For       For        Management
1.3   Elect Trustee Howard J Kerr               For       For        Management
1.4   Elect Trustee Suzanne H. Woolsey          For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:                      Security ID:  920929106
Meeting Date: SEP 23, 2005   Meeting Type: Special
Record Date:  APR 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management




=============== WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND ===================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE NATIONAL LIMITED TERM TAX-FREE FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND =================


DREYFUS MUNICIPAL INCOME, INC.

Ticker:                      Security ID:  26201R102
Meeting Date: MAY 11, 2006   Meeting Type: Annual
Record Date:  MAR 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director C.L. Alexander, Jr.        For       For        Management
1.2   Elect Director David W. Burke             For       For        Management
1.3   Elect Director Lucy Wilson Benson         For       For        Management


--------------------------------------------------------------------------------

MUNICIPAL ADVANTAGE FUND INC.

Ticker:       MAF            Security ID:  626189104
Meeting Date: FEB 27, 2006   Meeting Type: Annual
Record Date:  DEC 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Hans E. Kertess           For       For        Management
1.2   Elect  Director John J Dalessandro II     For       For        Management
1.3   Elect  Director R. Peter Sullivan III     For       For        Management


--------------------------------------------------------------------------------

SALOMON BROTHERS MUNICIPAL PARTNERS FUND, INC.

Ticker:                      Security ID:  794916106
Meeting Date: APR 28, 2006   Meeting Type: Annual
Record Date:  MAR 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Carol L. Colman           For       For        Management
1.2   Elect  Director Leslie H. Gelb            For       For        Management


--------------------------------------------------------------------------------

SALOMON BROTHERS MUNICIPAL PARTNERS FUND, INC.

Ticker:                      Security ID:  794916106
Meeting Date: NOV 29, 2005   Meeting Type: Proxy Contest
Record Date:  AUG 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management
1     Approve Investment Advisory Agreement     Against   Did Not    Shareholder
                                                          Vote


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  921124103
Meeting Date: JAN 11, 2006   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee David C. Arch               For       For        Management
1.2   Elect Trustee Jerry D. Choate             For       For        Management
1.3   Elect Trustee Howard J Kerr               For       For        Management
1.4   Elect Trustee Suzanne H. Woolsey          For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

Ticker:                      Security ID:  921124103
Meeting Date: SEP 23, 2005   Meeting Type: Special
Record Date:  JUL 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:                      Security ID:  92112K107
Meeting Date: JAN 11, 2006   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director R. Craig Kennedy           For       For        Management
1.2   Elect Director Jack Nelson                For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:                      Security ID:  92112K107
Meeting Date: SEP 23, 2005   Meeting Type: Special
Record Date:  JUL 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:                      Security ID:  920929106
Meeting Date: OCT 28, 2005   Meeting Type: Annual
Record Date:  SEP 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee David C. Arch               For       For        Management
1.2   Elect Trustee Jerry D. Choate             For       For        Management
1.3   Elect Trustee Howard J Kerr               For       For        Management
1.4   Elect Trustee Suzanne H. Woolsey          For       For        Management


--------------------------------------------------------------------------------

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:                      Security ID:  920929106
Meeting Date: SEP 23, 2005   Meeting Type: Special
Record Date:  APR 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management




================= WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND =================


There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== END NPX REPORT



SIGNATURES:

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


Wells Fargo Funds Trust

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 31, 2006


*BY: /s/ ANDREW OWEN
ANDREW OWEN, SENIOR VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. *EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY EFFECTIVE
AUGUST 31, 2006, AND FILED HEREWITH.


WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY


Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Andrew Owen, an officer of Wells Fargo Funds Trust (hereafter the "Trust") individually with power of substitution or resubstitution, her true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for her in her name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Trust's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Trust any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Trust and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Trust.

Effective Date:
August 31, 2006



By: /s/ Karla M. Rabusch
Karla M. Rabusch